ACQUIRED INTANGIBLE ASSETS, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
ACQUIRED INTANGIBLE ASSETS, NET
Amortization of intangible assets	¥ 790	¥ 790	¥ 820
Minimum | Technology rights for licensed seeds
ACQUIRED INTANGIBLE ASSETS, NET
Average usage period	3 years
Maximum | Technology rights for licensed seeds
ACQUIRED INTANGIBLE ASSETS, NET
Average usage period	20 years